IMPACT OF RECENTLY ISSUED ACCOUNTING STANDARDS	12 Months Ended
Sep. 30, 2012
IMPACT OF RECENTLY ISSUED ACCOUNTING STANDARDS
IMPACT OF RECENTLY ISSUED ACCOUNTING STANDARDS

22.               IMPACT OF RECENTLY ISSUED ACCOUNTING STANDARDS

Fair Value Measurements.  In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The ASU contains guidance on the application of the highest and best use and valuation premise concepts, the measurement of fair values of instruments classified in shareholders’ equity, the measurement of fair values of financial instruments that are managed within a portfolio, and the application of premiums and discounts in a fair value measurement. It also requires additional disclosures about fair value measurements, including information about the unobservable inputs used in fair value measurements within Level 3 of the fair value hierarchy, the sensitivity of recurring fair value measurements within Level 3 to changes in unobservable inputs and the interrelationships between those inputs, and the categorization by level of the fair value hierarchy for items that are not measured at fair value but for which the fair value is required to be disclosed. These amendments were applied prospectively, effective January 1, 2012, and their application did not have a material effect on the Company’s consolidated financial statements.

Other Comprehensive Income.  In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income. The ASU increases the prominence of other comprehensive income in financial statements by requiring comprehensive income to be reported in either a single statement or in two consecutive statements which report both net income and other comprehensive income. It eliminates the option to report the components of other comprehensive income in the statement of changes in equity. The ASU was effective for periods beginning January 1, 2012 and required retrospective application. The ASU did not change the components of other comprehensive income, the timing of items reclassified to net income, or the net income basis for income per share calculations. The Company has chosen to present net income and other comprehensive income in a single statement in the accompanying consolidated financial statements. In December 2011, the FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. The amendments are being made to allow the Board time to consider whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. Until the Board has reached a resolution, entities are required to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before ASU 2011-05.

Goodwill.  In September 2011, the FASB issued ASU 2011-08, Testing Goodwill for Impairment. The ASU allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Previous guidance required, on an annual basis, testing goodwill for impairment by comparing the fair value of a reporting unit to its carrying amount (including goodwill). As a result of this amendment, an entity will not be required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount. The ASU was effective for annual and interim goodwill impairment tests performed for periods beginning January 1, 2012. The adoption of this guidance did not have a material effect on the Company’s consolidated financial statements.